Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2018
Credit risk [member]
Statement [LineItems]
Schedule of Combined Maximum Credit Risk Exposure

The combined maximum credit risk exposure of the Group is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2018	2017
Environmental trust funds	60.8	55.5
Trade and other receivables¹	79.5	66.5
Cash and cash equivalents	399.7	479.0

¹	Trade and other receivables above exclude VAT, import duties, prepayments, payroll receivables, derivative contracts and diesel rebates amounting to US$73.7 million (2017: US$135.4 million).

Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region

At 31 December 2018, the exposure to credit risk for trade receivables by geographic region was as follows:

	United States Dollar
Figures in millions unless otherwise stated	2018	2017
South Africa	—	12.8
Ghana	8.1	10.4
Australia	—	2.2
Peru	15.3	21.2

Total trade receivables	23.4	46.6

Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments

The following are the contractually due undiscounted cash flows resulting from maturities of all financial liabilities, including interest payments:

	United States Dollar
Figures in millions unless otherwise stated	Within one year	Between one and five years	After five years	Total
2018
Trade and other payables	393.1	—	—	393.1
Gold, copper and foreign exchange derivative contracts	22.6	—	—	22.6
Borrowings[1]
– US$ borrowings[2]
– Capital	—	1,563.9	—	1,563.9
– Interest	74.2	60.4	—	134.6
– A$ borrowings[3]
– Capital	—	316.5	—	316.5
– Interest	13.8	19.4	—	33.2
– Rand borrowings[4]
– Capital	86.3	47.9	—	134.2
– Interest	11.6	1.2	—	12.8
Environmental rehabilitation costs[5]	13.0	33.7	353.2	399.9
Finance lease liabilities	11.6	41.5	58.4	111.5
South Deep dividend	1.4	4.1	4.1	9.6

Total	627.6	2,088.6	415.7	3,131.9

2017
Trade and other payables	451.0	—	—	451.0
Copper derivative contracts	3.3	—	—	3.3
Borrowings[1]
– US$ borrowings[2]
– Capital	—	1,360.9	—	1,360.9
– Interest	61.3	87.8	—	149.1
– A$ borrowings[3]
– Capital	—	231.5	—	231.5
– Interest	9.5	13.9	—	23.4
– Rand borrowings[4]
– Capital	193.6	—	—	193.6
– Interest	10.8	—	—	10.8
Environmental rehabilitation costs[5]	6.5	24.8	349.7	381.0
South Deep dividend	1.6	5.3	5.8	12.7

Total	737.6	1,724.2	355.5	2,817.3

[1]	Spot rate: R14.63 = US$1.00 (2017: R12.58 = US$1.00 and 2016: R14.03 = US$1.00).
[2]	USD borrowings – Spot LIBOR (one month fix) rate adjusted by specific facility agreement: 2.50625% (2017: 1.5638% (one month fix)).
[3]	AUD borrowings – Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement: 2.02% (2017: 1.76%).
[4]

ZAR borrowings – Spot JIBAR (one month fix) rate adjusted by specific facility agreement: 6.942% (2017: 6.908%) and bank overnight borrowing rate on uncommitted credit facilities: average of 8.1% (2017: 8.3%).

[5]

Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer note 25.1). In South Africa and Ghana, US$60.8 million (2017: US$55.5 million) of the environmental rehabilitation costs are funded through the environmental trust funds.

Equity price risk [member]
Statement [LineItems]
Summary of Effect of Change in Finance Expense on Group's Shareholders' Equity

The table below summarises the impact of increases/decreases of the exchanges on the Group’s shareholders’ equity in case of shares. The analysis is based on the assumption that the share prices quoted on the exchange have increased/decreased with all other variables held constant and the Group’s investments moved according to the historical correlation with the index.

	United States Dollar
Sensitivity to equity security price	(Decrease)/increase in equity price
Figures in millions unless otherwise stated	(10.0%)	(5.0%)	5.0%	10.0%
2018
(Decrease)/increase in other comprehensive income[1]	(9.3)	(4.7)	4.7	9.3
2017
(Decrease)/increase in other comprehensive income[1]	(9.9)	(5.0)	5.0	9.9

[1]	Spot rate: R14.63 = US$1.00 (2017: R12.58 = US$1.00).

The tables below summarise the impact of increases/decreases on the Group’s shareholders’ equity in case of changes in the key inputs used to value the preference shares. The first analysis is based on the assumption that the market-related discount rate has increased/decreased with all other variables held constant. The second analysis is based on the assumption that the timing of the cash flows used in the life-of-mine model increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to preference shares price risk	(Decrease)/increase in discount rate
Figures in millions unless otherwise stated	(1.0%)	(2.0%)	2.0%	1.0%
2018
Increase/(decrease) in other comprehensive income	3.4	6.8	(6.8)	(3.4)

	United States Dollar
	(Decrease)/increase
	in timing of
Sensitivity to preference shares price risk	cash flows
Figures in millions unless otherwise stated	1 year earlier	1 year later
2018
Increase/(decrease) in other comprehensive income	11.1	(10.1)

Sensitivity to interest rates [member]
Statement [LineItems]
Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated

The table below summarises the effect of a change in finance expense on the Group’s profit or loss had LIBOR, JIBAR, prime and BBSY differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant and is calculated on the weighted average borrowings for the year. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.

	United States Dollar
Sensitivity to interest rates	Change in interest expense for a nominal change in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2018
Sensitivity to LIBOR interest rates	(9.8)	(6.5)	(3.3)	3.3	6.5	9.8
Sensitivity to BBSY interest rates[1]	(4.9)	(3.3)	(1.6)	1.6	3.3	4.9
Sensitivity to JIBAR and prime interest rates[2]	(1.2)	(0.8)	(0.4)	0.4	0.8	1.2

Change in finance expense	(15.9)	(10.6)	(5.3)	5.3	10.6	15.9

2017
Sensitivity to LIBOR interest rates	(11.3)	(7.5)	(3.8)	3.8	7.5	11.3
Sensitivity to BBSY interest rates[1]	(0.8)	(0.5)	(0.3)	0.3	0.5	0.8
Sensitivity to JIBAR and prime interest rates[2]	(2.0)	(1.3)	(0.7)	0.7	1.3	2.0

Change in finance expense	(14.1)	(9.3)	(4.8)	4.8	9.3	14.1

[1]	Average rate: A$0.75 = US$1.00 (2017: A$0.77 = US$1.00)
[2]	Average rate: R13.2 = US$1.00 (2017: R13.33 = US$1.00)